FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis	The following table demonstrates the sensitivity to a possible change in exchange rates against the US dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives) and equity (due to application of hedge accounting or existence of quasi equity loans). The Company’s exposure to foreign currency changes for all other currencies is not material.

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation

2020
Russian Ruble	35	(39)	32	(39)
Bangladeshi Taka	(30)	33	—	—
Pakistani Rupee	(4)	4	—	—
Georgian Lari	(36)	40	—	—
Other currencies (net)	8	(9)	4	(4)

2019
Russian Ruble	(9)	11	119	(145)
Bangladeshi Taka	(27)	30	—	—
Pakistani Rupee	(10)	11	—	—
Georgian Lari	(36)	39	—	—
Other currencies (net)	(4)	5	—	—

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2020
VEON Holdings B.V. – Revolving Credit Facility *	Feb 2022	US$1,585 *	—	US$1,585	1,585	—	1,585
PMCL - Term Facility	Sep 2021	PKR 14,369	PKR 9,999	PKR 4,370	90	62	28
Kartel - Term Facility	Nov 2023	KZT 10,000	KZT 5,000	KZT 5,000	24	12	12

* Facility amount of US$1,586 is available until February 2021. Subsequently, a reduced facility amount of US$1,382 is available until February 2022. In March 2021, VEON entered into a new multi-currency revolving credit facility agreement, refer to Note 22 for further details.

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2019
VEON Holdings B.V. – Revolving Credit Facility *	Feb 2022	US$1,688	—	US$1,688	1,688	—	1,688
PMCL - Syndicated Term Facility and Islamic Finance Facility	Mar 2020	PKR 45,000	PKR 15,885	PKR 29,115	291	103	188
PMCL - Term Facility	Sep 2020	PKR 14,369	PKR 2,963	PKR 11,406	93	19	74

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021. In March 2021, VEON entered into a new multi-currency revolving credit facility agreement, refer to Note 22 for further details.
Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2020 and 2019, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 15 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2020
Bank loans and bonds	842	3,803	3,123	1,408	9,176
Lease liabilities	525	896	639	239	2,299
Derivative financial liabilities
Gross cash inflows	(228)	—	—	—	(228)
Gross cash outflows	237	—	—	—	237
Trade and other payables	1,977	—	—	—	1,977
Other financial liabilities	—	60	—	—	60
Warid non-controlling interest put option liability	273	—	—	—	273
Total financial liabilities	3,626	4,759	3,762	1,647	13,794

Related derivatives financial assets
Gross cash inflows	152	—	—	—	152
Gross cash outflows	(149)	—	—	—	(149)
Related derivative financial assets	3	—	—	—	3

Total financial liabilities, net of derivative assets	3,629	4,759	3,762	1,647	13,797

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2019
Bank loans and bonds	2,100	3,909	2,009	794	8,812
Lease liabilities	581	920	728	420	2,649
Derivative financial liabilities
Gross cash inflows	(1,150)	(378)	—	—	(1,528)
Gross cash outflows	1,311	483	—	—	1,794
Trade and other payables *	1,847	—	—	—	1,847
Other financial liabilities	41	77	—	—	118
Warid non-controlling interest put option liability	342	—	—	—	342
Total financial liabilities	5,072	5,011	2,737	1,214	14,034

Related derivatives financial assets
Gross cash inflows	(273)	—	—	—	(273)
Gross cash outflows	262	—	—	—	262
Related derivative financial assets	(11)	—	—	—	(11)

Total financial liabilities, net of derivative assets	5,061	5,011	2,737	1,214	14,023